Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PUTNAM INCOME FUND
Entity Central Index Key	0000081264
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Income Fund
Class Name	Class A
Trading Symbol	PINCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$78	0.74%
[1]
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Putnam Income Fund returned 11.99%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 10.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) as the liquidity landscape improved significantly in 2024. Investor demand for CMBS was strong, and supply was well absorbed despite changes to expectations for the timing and number of rate cuts. Additionally, Non-agency residential mortgage-backed securities continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession.

↑
Prepayment strategies were also a notable driver of positive relative returns, driven by exposure to agency interest-only (IO) inverse IO (IIO) securities. Seasoned agency IO and IIO bonds continued to carry well and spreads were supportive.

↑	Corporate credit exposure contributed to relative returns, particularly exposure to investment grade corporate bonds and collateralized loan obligations.

Top detractors from performance:
↓	There were no significant detractors to performance.
Use of derivatives and impact on performance:
The Fund used futures and interest rate swaps for hedging term structure risk and for yield curve positioning. In aggregate these derivatives minimally contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	11.99	-0.57	1.37
Class A (with sales charge)	7.51	-1.37	0.96
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,133,540,937
Holdings Count | $ / shares	1,249	[2]
Advisory Fees Paid, Amount	$ 3,255,329
Investment Company Portfolio Turnover	900.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,133,540,937
Total Number of Portfolio Holdings*	1,249
Total Management Fee Paid	$3,255,329
Portfolio Turnover Rate	900%
[2]
Holdings [Text Block]		[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-adviser to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Michael Salm, Albert Chan, Tina Chou, Patrick Klein and Matthew Walkup.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Income Fund
Class Name	Class C
Trading Symbol	PUICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$157	1.49%
[4]
Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of Putnam Income Fund returned 11.32%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 10.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) as the liquidity landscape improved significantly in 2024. Investor demand for CMBS was strong, and supply was well absorbed despite changes to expectations for the timing and number of rate cuts. Additionally, Non-agency residential mortgage-backed securities continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession.

↑
Prepayment strategies were also a notable driver of positive relative returns, driven by exposure to agency interest-only (IO) inverse IO (IIO) securities. Seasoned agency IO and IIO bonds continued to carry well and spreads were supportive.

↑	Corporate credit exposure contributed to relative returns, particularly exposure to investment grade corporate bonds and collateralized loan obligations.

Top detractors from performance:
↓	There were no significant detractors to performance.
Use of derivatives and impact on performance:
The Fund used futures and interest rate swaps for hedging term structure risk and for yield curve positioning. In aggregate these derivatives minimally contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	11.32	-1.28	0.76
Class C (with sales charge)	10.32	-1.28	0.76
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,133,540,937
Holdings Count | $ / shares	1,249	[5]
Advisory Fees Paid, Amount	$ 3,255,329
Investment Company Portfolio Turnover	900.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,133,540,937
Total Number of Portfolio Holdings*	1,249
Total Management Fee Paid	$3,255,329
Portfolio Turnover Rate	900%
[5]
Holdings [Text Block]		[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-adviser to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Michael Salm, Albert Chan, Tina Chou, Patrick Klein and Matthew Walkup.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class M
Shareholder Report [Line Items]
Fund Name	Putnam Income Fund
Class Name	Class M
Trading Symbol	PNCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class M	$105	0.99%
[7]
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class M shares of Putnam Income Fund returned 11.80%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 10.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) as the liquidity landscape improved significantly in 2024. Investor demand for CMBS was strong, and supply was well absorbed despite changes to expectations for the timing and number of rate cuts. Additionally, Non-agency residential mortgage-backed securities continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession.

↑
Prepayment strategies were also a notable driver of positive relative returns, driven by exposure to agency interest-only (IO) inverse IO (IIO) securities. Seasoned agency IO and IIO bonds continued to carry well and spreads were supportive.

↑	Corporate credit exposure contributed to relative returns, particularly exposure to investment grade corporate bonds and collateralized loan obligations.

Top detractors from performance:
↓	There were no significant detractors to performance.
Use of derivatives and impact on performance:
The Fund used futures and interest rate swaps for hedging term structure risk and for yield curve positioning. In aggregate these derivatives minimally contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class M	11.80	-0.80	1.12
Class M (with sales charge)	8.17	-1.46	0.78
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,133,540,937
Holdings Count | $ / shares	1,249	[8]
Advisory Fees Paid, Amount	$ 3,255,329
Investment Company Portfolio Turnover	900.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,133,540,937
Total Number of Portfolio Holdings*	1,249
Total Management Fee Paid	$3,255,329
Portfolio Turnover Rate	900%
[8]
Holdings [Text Block]		[9]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-adviser to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Michael Salm, Albert Chan, Tina Chou, Patrick Klein and Matthew Walkup.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Income Fund
Class Name	Class R
Trading Symbol	PIFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$105	0.99%
[10]
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of Putnam Income Fund returned 11.90%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 10.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) as the liquidity landscape improved significantly in 2024. Investor demand for CMBS was strong, and supply was well absorbed despite changes to expectations for the timing and number of rate cuts. Additionally, Non-agency residential mortgage-backed securities continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession.

↑
Prepayment strategies were also a notable driver of positive relative returns, driven by exposure to agency interest-only (IO) inverse IO (IIO) securities. Seasoned agency IO and IIO bonds continued to carry well and spreads were supportive.

↑	Corporate credit exposure contributed to relative returns, particularly exposure to investment grade corporate bonds and collateralized loan obligations.

Top detractors from performance:
↓	There were no significant detractors to performance.
Use of derivatives and impact on performance:
The Fund used futures and interest rate swaps for hedging term structure risk and for yield curve positioning. In aggregate these derivatives minimally contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	11.90	-0.79	1.14
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,133,540,937
Holdings Count | $ / shares	1,249	[11]
Advisory Fees Paid, Amount	$ 3,255,329
Investment Company Portfolio Turnover	900.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,133,540,937
Total Number of Portfolio Holdings*	1,249
Total Management Fee Paid	$3,255,329
Portfolio Turnover Rate	900%
[11]
Holdings [Text Block]		[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-adviser to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Michael Salm, Albert Chan, Tina Chou, Patrick Klein and Matthew Walkup.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Income Fund
Class Name	Class R5
Trading Symbol	PINFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$48	0.45%
[13]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R5 shares of Putnam Income Fund returned 12.47%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 10.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) as the liquidity landscape improved significantly in 2024. Investor demand for CMBS was strong, and supply was well absorbed despite changes to expectations for the timing and number of rate cuts. Additionally, Non-agency residential mortgage-backed securities continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession.

↑
Prepayment strategies were also a notable driver of positive relative returns, driven by exposure to agency interest-only (IO) inverse IO (IIO) securities. Seasoned agency IO and IIO bonds continued to carry well and spreads were supportive.

↑	Corporate credit exposure contributed to relative returns, particularly exposure to investment grade corporate bonds and collateralized loan obligations.

Top detractors from performance:
↓	There were no significant detractors to performance.
Use of derivatives and impact on performance:
The Fund used futures and interest rate swaps for hedging term structure risk and for yield curve positioning. In aggregate these derivatives minimally contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R5	12.47	-0.24	1.68
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,133,540,937
Holdings Count | $ / shares	1,249	[14]
Advisory Fees Paid, Amount	$ 3,255,329
Investment Company Portfolio Turnover	900.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,133,540,937
Total Number of Portfolio Holdings*	1,249
Total Management Fee Paid	$3,255,329
Portfolio Turnover Rate	900%
[14]
Holdings [Text Block]		[15]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-adviser to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Michael Salm, Albert Chan, Tina Chou, Patrick Klein and Matthew Walkup.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Income Fund
Class Name	Class R6
Trading Symbol	PINHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$40	0.38%
[16]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Putnam Income Fund returned 12.38%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 10.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) as the liquidity landscape improved significantly in 2024. Investor demand for CMBS was strong, and supply was well absorbed despite changes to expectations for the timing and number of rate cuts. Additionally, Non-agency residential mortgage-backed securities continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession.

↑
Prepayment strategies were also a notable driver of positive relative returns, driven by exposure to agency interest-only (IO) inverse IO (IIO) securities. Seasoned agency IO and IIO bonds continued to carry well and spreads were supportive.

↑	Corporate credit exposure contributed to relative returns, particularly exposure to investment grade corporate bonds and collateralized loan obligations.

Top detractors from performance:
↓	There were no significant detractors to performance.
Use of derivatives and impact on performance:
The Fund used futures and interest rate swaps for hedging term structure risk and for yield curve positioning. In aggregate these derivatives minimally contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R6	12.38	-0.22	1.74
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,133,540,937
Holdings Count | $ / shares	1,249	[17]
Advisory Fees Paid, Amount	$ 3,255,329
Investment Company Portfolio Turnover	900.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,133,540,937
Total Number of Portfolio Holdings*	1,249
Total Management Fee Paid	$3,255,329
Portfolio Turnover Rate	900%
[17]
Holdings [Text Block]		[18]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-adviser to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Michael Salm, Albert Chan, Tina Chou, Patrick Klein and Matthew Walkup.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Income Fund
Class Name	Class Y
Trading Symbol	PNCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Income Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$52	0.49%
[19]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class Y shares of Putnam Income Fund returned 12.35%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 10.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) as the liquidity landscape improved significantly in 2024. Investor demand for CMBS was strong, and supply was well absorbed despite changes to expectations for the timing and number of rate cuts. Additionally, Non-agency residential mortgage-backed securities continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession.

↑
Prepayment strategies were also a notable driver of positive relative returns, driven by exposure to agency interest-only (IO) inverse IO (IIO) securities. Seasoned agency IO and IIO bonds continued to carry well and spreads were supportive.

↑	Corporate credit exposure contributed to relative returns, particularly exposure to investment grade corporate bonds and collateralized loan obligations.

Top detractors from performance:
↓	There were no significant detractors to performance.
Use of derivatives and impact on performance:
The Fund used futures and interest rate swaps for hedging term structure risk and for yield curve positioning. In aggregate these derivatives minimally contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class Y	12.35	-0.30	1.63
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,133,540,937
Holdings Count | $ / shares	1,249	[20]
Advisory Fees Paid, Amount	$ 3,255,329
Investment Company Portfolio Turnover	900.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,133,540,937
Total Number of Portfolio Holdings*	1,249
Total Management Fee Paid	$3,255,329
Portfolio Turnover Rate	900%
[20]
Holdings [Text Block]		[21]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-adviser to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Michael Salm, Albert Chan, Tina Chou, Patrick Klein and Matthew Walkup.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Includes derivatives, if applicable.

[3]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
*	Includes derivatives, if applicable.

[6]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Includes derivatives, if applicable.

[9]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
*	Includes derivatives, if applicable.

[12]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Includes derivatives, if applicable.

[15]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
*	Includes derivatives, if applicable.

[18]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

[19]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[20]
*	Includes derivatives, if applicable.

[21]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.